Expense Example {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-15 - Fidelity Investment Grade Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Investment Grade Bond Fund: Class A
Expense Example:
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Investment Grade Bond Fund: Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Investment Grade Bond Fund: Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,613
Fidelity Advisor Investment Grade Bond Fund: Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Investment Grade Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500